Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2026	December 31, 2025
	$	$
USD – United States dollar	35,713,777	19,191,738
AUD – Australian dollar	590,616	373,330
GBP – Sterling	549,754	226,857
TZS – Tanzanian Shilling	438,716	347,837
Other currencies	1,433	4,488
Total cash and cash equivalents	37,294,296	20,144,250